Xtrackers MSCI EAFE High Dividend Yield Equity ETF Investment Strategy - Xtrackers MSCI EAFE High Dividend Yield Equity ETF	Sep. 25, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The fund, using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EAFE High Dividend Yield Index (the “Underlying Index”), which is designed to track developed market performance.The fund uses a full replication indexing strategy to seek to track the Underlying Index. As such, the fund invests directly in the component securities of the Underlying Index in substantially the same weightings in which they are represented in the Underlying Index. If it is not possible for the fund to acquire component securities due to limited availability or regulatory restrictions, the fund may use a representative sampling indexing strategy to seek to track the Underlying Index instead of a full replication indexing strategy. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield), and liquidity measures similar to those of the Underlying Index. The fund may or may not hold all of the securities in the Underlying Index when using a representative sampling indexing strategy. The Underlying Index is designed to reflect the performance of equities (excluding REITs) in its parent index, the MSCI EAFE Index, with higher dividend income and quality characteristics than average dividend yields of equities in the parent index, where such higher dividend income and quality characteristics are both sustainable and persistent. Under normal circumstances, the fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in component securities (including depositary receipts in respect of such securities) of the Underlying Index. Derivative instruments that provide exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund’s 80% investment policy, consistent with the fund’s investment policies and limitations with respect to investments in derivatives (see “Derivatives” subsection).The Underlying Index is a free float adjusted market capitalization weighted index. As of July 31, 2026, the Underlying Index consisted of 111 securities, with an average market capitalization of approximately $37.62 billion and a minimum market capitalization of approximately $5.08 billion from issuers in the following countries (may reflect country of domicile): Australia, Austria, Belgium, China, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands,Norway, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. Under normal circumstances, the Underlying Index is rebalanced semi-annually in May and November. The fund changes its portfolio in accordance with the Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the fund’s schedule of portfolio changes.The fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities located in developed countries in Europe, Australasia and the Far East. As of July 31, 2026, a significant percentage of the Underlying Index was comprised of securities of issuers from Switzerland. The fund will not enter into transactions to hedge against declines in the value of the fund’s assets that are denominated in foreign currency.The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to the extent that its Underlying Index is concentrated. As of July 31, 2026, a significant percentage of the Underlying Index was comprised of issuers in the financials sector. The fund’s exposure to particular sectors or countries may change over time to correspond to changes in the Underlying Index.The fund or securities referred to herein are not sponsored, endorsed, issued, sold or promoted by MSCI (the “Index Provider”), and MSCI bears no liability with respect to the fund or securities or any index on which the fund or securities are based.The fund may become “non-diversified,” as defined under the Investment Company Act of 1940, as amended, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. Shareholder approval will not be sought when the fund crosses from diversified to non-diversified status under such circumstances.Derivatives. The fund may invest in derivatives, which are financial instruments whose performance is derived, at least in part, from the performance of an underlying asset, security or index. Portfolio management may use futures contracts, stock index futures, options on futures, swap contracts and other types of derivatives in seeking performance that corresponds to the Underlying Index.Securities lending. The fund may lend securities (up to one-third of total assets) to approved institutions, such as registered broker-dealers, pooled investment vehicles, banks and other financial institutions. In connection with such loans, the fund receives liquid collateral in an amount that is based on the type and value of the securities being lent, with riskier securities generally requiring higher levels of collateral.
Strategy Portfolio Concentration [Text]	The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to the extent that its Underlying Index is concentrated.